Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Advances to related party		$ 206,000
Receipts from repayment of related party advances		216,000
Advance outstanding to related party		0
Receipts from collections of note receivable to related party		$ 160,000
Debt instrument interest percentage		15.00%
Debt maturity date		Sep. 15, 2017
Accrued interest expense	305,452	$ 172,800
Related Party [Member]
Accrued interest expense		6,685
Development and Manufacturing Agreement [Member]
Contract revenue cost	$ 70,400	$ 99,600